Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
As of December 31, 2024 and 2023, the Company had recorded goodwill of $13.5 million. No goodwill impairment was recognized for the years ended December 31, 2024 and 2023.
Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives, ranging from 6.8 to 13.0 years. A summary of the Company’s identifiable intangible assets as of December 31, 2024 and 2023 is as follows (in thousands):

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$17,770	$14,860
Acquired technology	21,940	9,143	12,797
Acquired licenses	5,711	915	4,796
Assembled workforce	500	500	—

Total intangible assets	$60,781	$28,328	$32,453

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$15,591	$17,039
Acquired technology	21,940	7,679	14,261
Acquired licenses	5,711	551	5,160
Assembled workforce	500	475	25

Total intangible assets	$60,781	$24,296	$36,485

As of December 31, 2024, the weighted average remaining life for identifiable intangible assets was 8.5 years. Aggregate amortization expense was $4.0 million and $4.1 million for the years ended December 31, 2024 and 2023, respectively. Patent rights, acquired technology and acquired licenses are amortized over a
15-year
period. Assembled workforce is amortized over a five-year period.

Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows (in thousands):

Amount
2025	$4,006
2026	4,006
2027	4,006
2028	4,006
2029	4,006
Thereafter	12,423

Total	$32,453